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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment [_]; Amendment Number: -------

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Rock Creek Group, LP
Address:  1133 Connecticut Avenue, N.W.
          Washington, DC 20036

Form 13F File Number:    028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Afsaneh Mashayekhi Beschloss
Title:    President & Chief Executive Officer
Phone:    (202) 331-3400

Signature, Place, and Date of Signing:

/s/ Afsaneh Mashayekhi Beschloss   Washington D.C.        Feb. 14, 2013
---------------------------------  ---------------------  ---------------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             20

Form 13F Information Table Value Total:       $365,897

                                         (in Thousands)

List of Other Included Managers: None

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                          FORM 13F INFORMATION TABLE

                                                                                               VOTING AUTHORITY
                                                                                              -------------------
                                TITLE OF               VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER
NAME OF ISSUER                   CLASS      CUSIP     x($1000) PRN AMT PRN CALL DISCRTN MGRS   SOLE   SHARED NONE
--------------                  -------- ------------ -------- ------- --- ---- ------- ----- ------- ------ ----
FOCUS MEDIA HOLDINGS              COM    34415V 10 9      585    22800 SH        SOLE           22800
ISHARES FTSE CHINA 25 INDEX       COM    464287 18 4    51002  1259937 SH        SOLE         1259937
ISHARES MSCI BRAZIL               COM    464286 40 0     6828   121805 SH        SOLE          121805
ISHARES MSCI CHILE INVESTABL      COM    464286 64 0     5066    80103 SH        SOLE           80103
ISHARES MSCI CHINA INDEX          COM    46429B 67 1    19416   400000 SH        SOLE          400000
ISHARES MSCI MALAYSIA             COM    464286 83 0    31561  2086000 SH        SOLE         2086000
ISHARES MSCI MEXICO INVESTAB      COM    464286 82 2    33420   473844 SH        SOLE          473844
ISHARES MSCI POLAND INVESTAB      COM    46429B 60 6     1922    64880 SH        SOLE           64880
ISHARES MSCI SOUTH AFRICA IN      COM    464286 78 0      802    11200 SH        SOLE           11200
ISHARES MSCI SOUTH KOREA IND      COM    464286 77 2    58204   918626 SH        SOLE          918626
ISHARES MSCI TAIWAN INDEX FD      COM    464286 73 1   131208  9633516 SH        SOLE         9633516
ISHARES MSCI THAILAND INVSTB      COM    464286 62 4     2145    26000 SH        SOLE           26000
ISHARES MSCI TURKEY INVSTBLE      COM    464286 71 5     7140   106916 SH        SOLE          106916
MARKET VECTORS INDONESIA IND      COM    57060U 75 3     2864   100000 SH        SOLE          100000
NEW ORIENTAL EDUCATIO-SP ADR      COM    647581 10 7      417    21436 SH        SOLE           21436
QIHOO 360 TECHNOLOGY CO ADR       COM    74734M 10 9     1247    42000 SH        SOLE           42000
SINA CORP                         COM    G81477 10 4     1055    21000 SH        SOLE           21000
TAIWAN SEMICONDUCTOR-SP ADR       COM    874039 10 0      702    40900 SH        SOLE           40900
VANGUARD EMERGING MARKETS FUND    COM    922042 85 8     9945   223338 SH        SOLE          852900
YAHOO! INC                        COM    984332 10 6      368    18500 SH        SOLE           18500